Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity risk management is an integral part of Cadeler’s Health, Safety, Environmental and Quality (HSEQ) Management Principles & System.

Cadeler’s overall cybersecurity program is based on the CIS Critical Security Controls (CIS18), supplemented by risk management procedures inspired by the ISO27001 security framework. These procedures include steps to assess the severity of cybersecurity threats across the Company, including onboard the Company’s fleet of vessels, which are then consolidated into the Company’s overall business risk register. The Company's executive management team is involved in these procedures and are updated yearly or in the case of major changes.

The controls implemented through the CIS18 framework ensure timely handling of relevant cybersecurity threats and incidents, including threats and incidents associated with the use of critical systems and applications provided by third-party service providers, for which relevant attestations are received. Cadeler’s IT team also engages third-party security experts and strategic advisors for risk assessment, manual and technical security assessments of Cadeler's IT infrastructure, system enhancements and penetration testing. In addition, Cadeler’s IT team provides awareness training for employees and critical third parties and conducts simulated phishing attempts against all employees at least annually.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

Cadeler’s overall cybersecurity program is based on the CIS Critical Security Controls (CIS18), supplemented by risk management procedures inspired by the ISO27001 security framework. These procedures include steps to assess the severity of cybersecurity threats across the Company, including onboard the Company’s fleet of vessels, which are then consolidated into the Company’s overall business risk register. The Company's executive management team is involved in these procedures and are updated yearly or in the case of major changes.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

The Cadeler Board has overall oversight responsibility for Cadeler’s risk management, and delegates cybersecurity risk management oversight to the audit committee. The audit committee ensures that management develops processes to identify and evaluate cyber security risks and implements systems to manage and mitigate cybersecurity incidents.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Cadeler Board has overall oversight responsibility for Cadeler’s risk management, and delegates cybersecurity risk management oversight to the audit committee.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Management, including the Chief Financial Officer, and Cadeler’s IT team, regularly update the audit committee on the Company’s cybersecurity program, material cybersecurity risks and mitigation strategies and provide cybersecurity reports quarterly that cover, among other topics, third-party assessments of the Company’s cybersecurity program, developments in cybersecurity and updates to the Company’s cybersecurity program and mitigation strategies
Cybersecurity Risk Role of Management [Text Block]	Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Chief Financial Officer
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Cadeler’s IT organization is supported by external experts and security advisors to ensure adequate implementation and verification of cybersecurity countermeasures and mitigation strategies.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Cadeler’s cybersecurity program is under the direction of the Chief Financial Officer who receives reports from Cadeler’s IT team
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true